Quarterly Holdings Report
for

Fidelity® Stock Selector Large Cap Value Fund

April 30, 2020

LCV-QTLY-0620
1.800356.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	211,700	$6,450,499
Verizon Communications, Inc.	103,763	5,961,184
		12,411,683
Entertainment - 2.1%
Cinemark Holdings, Inc.	44,000	628,320
The Walt Disney Co.	72,685	7,860,883
		8,489,203
Media - 2.7%
Comcast Corp. Class A	145,248	5,465,682
Discovery Communications, Inc. Class A (a)	32,400	726,408
Interpublic Group of Companies, Inc.	202,079	3,431,301
ViacomCBS, Inc. Class B	47,800	825,028
		10,448,419

TOTAL COMMUNICATION SERVICES		31,349,305

CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.6%
Aptiv PLC	35,620	2,477,371
Hotels, Restaurants & Leisure - 2.5%
Las Vegas Sands Corp.	42,860	2,058,137
McDonald's Corp.	41,860	7,851,262
		9,909,399
Household Durables - 0.5%
Lennar Corp. Class A	37,610	1,883,133
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	25,220	2,009,277
Specialty Retail - 1.2%
Burlington Stores, Inc. (a)	13,811	2,523,132
Ulta Beauty, Inc. (a)	8,960	1,952,563
		4,475,695

TOTAL CONSUMER DISCRETIONARY		20,754,875

CONSUMER STAPLES - 9.1%
Beverages - 1.3%
Keurig Dr. Pepper, Inc. (b)	37,300	986,958
Monster Beverage Corp. (a)	11,800	729,358
PepsiCo, Inc.	6,500	859,885
The Coca-Cola Co.	51,900	2,381,691
		4,957,892
Food & Staples Retailing - 1.6%
Walmart, Inc.	51,245	6,228,830
Food Products - 1.4%
General Mills, Inc.	20,400	1,221,756
Mondelez International, Inc.	82,700	4,254,088
Post Holdings, Inc. (a)	879	80,736
		5,556,580
Household Products - 3.5%
Colgate-Palmolive Co.	35,100	2,466,477
Kimberly-Clark Corp.	13,000	1,800,240
Procter & Gamble Co.	80,080	9,439,030
		13,705,747
Tobacco - 1.3%
Altria Group, Inc.	32,800	1,287,400
Philip Morris International, Inc.	49,700	3,707,620
		4,995,020

TOTAL CONSUMER STAPLES		35,444,069

ENERGY - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Cenovus Energy, Inc. (Canada)	500,700	1,816,542
Cheniere Energy, Inc. (a)	82,800	3,865,932
Chevron Corp.	39,400	3,624,800
ConocoPhillips Co.	105,800	4,454,180
Equinor ASA	222,900	3,121,020
Hess Corp.	65,900	3,205,376
Noble Energy, Inc.	127,100	1,246,851
Valero Energy Corp.	55,700	3,528,595
		24,863,296
FINANCIALS - 21.4%
Banks - 8.3%
Bank of America Corp.	439,300	10,565,165
Citigroup, Inc.	168,200	8,167,792
DNB ASA	103,000	1,248,662
First Horizon National Corp.	146,900	1,333,852
Huntington Bancshares, Inc.	128,900	1,191,036
KeyCorp	241,600	2,814,640
Truist Financial Corp.	111,467	4,159,948
Wells Fargo & Co.	100,100	2,907,905
		32,389,000
Capital Markets - 4.8%
Bank of New York Mellon Corp.	131,200	4,925,248
BlackRock, Inc. Class A	5,200	2,610,608
Cboe Global Markets, Inc.	31,700	3,150,346
Intercontinental Exchange, Inc.	17,500	1,565,375
Morgan Stanley	121,000	4,771,030
Virtu Financial, Inc. Class A	74,700	1,745,739
		18,768,346
Consumer Finance - 4.3%
Ally Financial, Inc.	157,100	2,574,869
Capital One Financial Corp.	166,600	10,789,016
Discover Financial Services	81,800	3,514,946
		16,878,831
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	10,657	1,996,696
Insurance - 3.5%
American International Group, Inc.	63,070	1,603,870
Hartford Financial Services Group, Inc.	81,300	3,088,587
MetLife, Inc.	50,300	1,814,824
The Travelers Companies, Inc.	49,100	4,969,411
Willis Group Holdings PLC	10,984	1,958,337
		13,435,029

TOTAL FINANCIALS		83,467,902

HEALTH CARE - 15.0%
Biotechnology - 1.4%
Biogen, Inc. (a)	3,600	1,068,588
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	68,400	684,000
Regeneron Pharmaceuticals, Inc. (a)	4,700	2,471,636
Vertex Pharmaceuticals, Inc. (a)	4,900	1,230,880
		5,455,104
Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	31,800	2,928,462
Baxter International, Inc.	15,400	1,367,212
Becton, Dickinson & Co.	15,600	3,939,468
Boston Scientific Corp. (a)	29,900	1,120,652
Danaher Corp.	32,400	5,296,104
Medtronic PLC	43,520	4,248,858
Zimmer Biomet Holdings, Inc.	6,800	813,960
		19,714,716
Health Care Providers & Services - 2.9%
Anthem, Inc.	13,300	3,733,709
CVS Health Corp.	38,934	2,396,388
Humana, Inc.	7,100	2,710,922
McKesson Corp.	8,600	1,214,750
UnitedHealth Group, Inc.	4,200	1,228,374
		11,284,143
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	6,100	2,041,548
Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	33,800	2,055,378
Johnson & Johnson	76,085	11,415,790
Pfizer, Inc.	174,671	6,700,380
		20,171,548

TOTAL HEALTH CARE		58,667,059

INDUSTRIALS - 8.7%
Aerospace & Defense - 0.4%
General Dynamics Corp.	7,744	1,011,521
Raytheon Technologies Corp.	10,696	693,208
		1,704,729
Air Freight & Logistics - 1.0%
FedEx Corp.	31,800	4,031,286
Building Products - 0.2%
Carrier Global Corp. (a)	49,896	883,658
Construction & Engineering - 1.2%
AECOM (a)	124,230	4,504,580
Electrical Equipment - 1.1%
Sensata Technologies, Inc. PLC (a)	119,786	4,357,815
Industrial Conglomerates - 1.0%
General Electric Co.	579,461	3,940,335
Machinery - 0.5%
Caterpillar, Inc.	11,200	1,303,456
Otis Worldwide Corp. (a)	9,148	465,725
		1,769,181
Marine - 0.6%
A.P. Moller - Maersk A/S Series B	2,153	2,142,781
Professional Services - 0.8%
Nielsen Holdings PLC	220,678	3,250,587
Road & Rail - 1.2%
Norfolk Southern Corp.	27,958	4,783,614
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	90,299	2,680,074

TOTAL INDUSTRIALS		34,048,640

INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.5%
Cisco Systems, Inc.	23,900	1,012,882
CommScope Holding Co., Inc. (a)	82,700	910,527
		1,923,409
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	28,000	1,761,760
Jabil, Inc.	7,100	201,924
		1,963,684
IT Services - 3.3%
Amdocs Ltd.	42,750	2,754,810
Capgemini SA	29,600	2,781,162
Cognizant Technology Solutions Corp. Class A	17,200	997,944
Fidelity National Information Services, Inc.	14,500	1,912,405
IBM Corp.	33,600	4,218,816
		12,665,137
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	115,400	6,921,692
Software - 0.8%
SS&C Technologies Holdings, Inc.	58,900	3,248,924

TOTAL INFORMATION TECHNOLOGY		26,722,846

MATERIALS - 3.9%
Chemicals - 2.8%
DuPont de Nemours, Inc.	80,247	3,773,214
Nutrien Ltd.	39,100	1,396,358
Olin Corp.	239,400	3,195,990
The Chemours Co. LLC	128,200	1,503,786
Westlake Chemical Corp.	24,235	1,053,011
		10,922,359
Construction Materials - 0.2%
Summit Materials, Inc. (a)	48,600	734,346
Containers & Packaging - 0.9%
Crown Holdings, Inc. (a)	57,600	3,710,016

TOTAL MATERIALS		15,366,721

REAL ESTATE - 5.1%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Alexandria Real Estate Equities, Inc.	14,400	2,262,096
American Homes 4 Rent Class A	62,200	1,501,508
American Tower Corp.	5,000	1,190,000
Corporate Office Properties Trust (SBI)	76,200	2,013,204
Digital Realty Trust, Inc.	20,200	3,019,698
Prologis, Inc.	52,600	4,693,498
VICI Properties, Inc.	42,100	733,382
Weyerhaeuser Co.	127,000	2,777,490
		18,190,876
Real Estate Management & Development - 0.4%
Cushman & Wakefield PLC (a)	125,500	1,527,335

TOTAL REAL ESTATE		19,718,211

UTILITIES - 7.1%
Electric Utilities - 3.9%
Edison International	53,000	3,111,630
Entergy Corp.	30,400	2,903,504
Exelon Corp.	92,700	3,437,316
FirstEnergy Corp.	49,100	2,026,357
NextEra Energy, Inc.	15,810	3,654,007
		15,132,814
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	151,100	2,002,075
Vistra Energy Corp.	143,100	2,796,174
		4,798,249
Multi-Utilities - 2.0%
Dominion Energy, Inc.	56,500	4,357,845
Sempra Energy	27,950	3,461,608
		7,819,453

TOTAL UTILITIES		27,750,516

TOTAL COMMON STOCKS
(Cost $406,078,960)		378,153,440
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.27% to 1.55% 5/14/20 to 5/28/20
(Cost $49,956)	50,000	49,998
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.16% (c)	7,733,580	$7,735,900
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	1,079,391	1,079,499
TOTAL MONEY MARKET FUNDS
(Cost $8,814,554)		8,815,399

Equity Funds - 0.9%
Domestic Equity Funds - 0.9%
iShares Russell 1000 Value Index ETF
(Cost $3,077,920)	30,800	3,396,316
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $418,021,390)		390,415,153
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,435)
NET ASSETS - 100%		$390,402,718

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,692
Fidelity Securities Lending Cash Central Fund	1,804
Total	$22,496

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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